Note 3 - Significant Accounting Policies (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017
Statement Line Items [Line Items]
Assets at end of period	$ 22,959	$ 25,456	$ 26,367
FRANCE
Statement Line Items [Line Items]
Assets at end of period	$ 2,077	$ 2,394